LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss	$ (39,407)	$ (29,987)	$ (4,819)
Accretion for Series C convertible redeemable preferred shares			1,621
Net loss attributable to ordinary shareholders	(39,407)	(29,987)	(6,440)
Net loss attributable to shareholders of the Company allocated for computing net loss per ordinary share-basic	$ (39,407)	$ (29,987)	$ (6,440)
Net loss per ordinary share-basic	$ (0.41)	$ (0.30)	$ (0.09)
Net loss per ordinary share-diluted	$ (0.41)	$ (0.30)	$ (0.09)
Shares (denominator):
Weighted average number of shares used in calculating net loss per ordinary share -basic	94,970,054	99,001,560	71,555,449
Series C convertible preferred shares
Computation of basic and diluted net loss per ordinary share
Net income attributable to preferred shares for computing basic net income per preferred share			$ 1,621
Net income per Series C preferred share (in dollars per share)			$ 0.38
Weighted average number of shares used in calculating net loss per Series C preferred share -basic			4,257,266